CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 24,823	$ 2,069
Cash for immediate withdrawal in NIS	9,459	3,415
Cash for immediate withdrawal in Euro and other currencies	466	326
Cash and cash equivalents	$ 34,748	$ 5,810	$ 3,435	$ 3,236